Note 7 - Capital Stock (Including Purchase Warrants and Options) (Detail) - Restricted Shares Transactions (Restricted Stock Units (RSUs) [Member])	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Restricted Stock Units (RSUs) [Member]
Unvested, December	60,400
Unvested, December	54,900	60,400
Granted	28,800	60,800
Vested	(20,800)
Expired/Forfeited	(13,500)	(400)